Employee Benefit Plan - Pension	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Employee Benefit Plans
Note 9. Employee Benefit Plan – Pension

The Company has historically maintained a defined benefit pension plan covering substantially all of the Company’s employees. The plan was amended January 28, 2008 to freeze the plan with no additional contributions for a majority of participants. Employees age 55 or greater or with 10 years of credited service were grandfathered in the plan. No additional participants have been added to the plan. The plan was again amended February 28, 2011 to freeze the plan with no additional contributions for grandfathered participants. Benefits for all participants have remained frozen in the plan since such action was taken. Effective January 1, 2012, the plan was amended and restated as a cash balance plan. Under a cash balance plan, participant benefits are stated as an account balance. An opening account balance was established for each participant based on the lump sum value of his or her accrued benefit as of December 31, 2011 in the original defined benefit pension plan. Each participants’ account will be credited with an “interest” credit each year. The interest rate for each year is determined as the average annual interest rate on the 2 year U.S. Treasury securities for the month of December preceding the plan year. Components of net periodic pension benefit related to the Company’s pension plan were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(dollars in thousands)	2014	2013	2014	2013

Components of Net Periodic Pension Benefit
Interest cost	$111	$115	$223	$230
Expected return on plan assets	(186)	(176)	(372)	(352)
Amortization of prior service cost	2	2	4	4
Recognized net actuarial loss	-	31	-	62
Net periodic pension benefit	$(73)	$(28)	$(145)	$(56)

The Company made no contributions to the pension plan during 2013. The Company has not determined at this time how much, if any, contributions to the plan will be made for the year ending December 31, 2014.

Note 9. Employee Benefit Plans

Pension Plan

The Company has historically maintained a defined benefit pension plan covering substantially all of the Company’s employees. Benefits are based on years of service and the employee’s compensation during the last five years of employment. The Company’s funding policy has been to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributable to service to date but also for those expected to be earned in the future.

The plan was amended January 28, 2008 to freeze the plan with no additional contributions for a majority of participants. Employees age 55 or greater or with 10 years of credited service were grandfathered in the plan. No additional participants have been added to the plan. The plan was again amended February 28, 2011 to freeze the plan with no additional contributions for grandfathered participants. Benefits for all participants have remained frozen in the plan since such action was taken. Effective January 1, 2012, the plan was amended and restated as a cash balance plan. Under a cash balance plan, participant benefits are stated as an account balance. An opening account balance was established for each participant based on the lump sum value of his or her accrued benefit as of December 31, 2011 in the original defined benefit pension plan. Each participant’s account will be credited with an “interest” credit each year. The interest rate for each year is determined as the average annual interest rate on the 2 year U.S. Treasury securities for the month of December preceding the plan year.

Information pertaining to the activity in the plan, using a measurement date of December 31, is as follows:

(dollars in thousands)	2013	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$11,205	$11,554	$11,127
Interest cost	459	492	606
Actuarial loss (gain)	81	(62)	1,703
Benefits paid	(1,464)	(774)	(2,057)
Change in obligation due to plan change	—	—	135
Settlement (gain) loss	(18)	(5)	40
Benefit obligation at end of year	$10,263	$11,205	$11,554
Change in plan assets
Fair value of plan assets at beginning of year	$9,513	$9,047	$11,306
Actual return on plan assets	1,951	1,240	(202)
Benefits paid	(1,464)	(774)	(2,057)
Fair value of plan assets at end of year	$10,000	$9,513	$9,047
Funded status at the end of year	$(263)	$(1,692)	$(2,507)
Amounts recognized in the consolidated balance sheets at December 31,
Other liability	$(263)	$(1,692)	$(2,507)
Amounts recognized in accumulated other comprehensive income (loss)
Net loss	$583	$2,122	$3,008
Prior service cost	100	121	135
Deferred income tax benefit	(232)	(755)	(1,061)
Amount recognized	$451	$1,488	$2,082
Components of net periodic benefit cost
Interest cost	$459	$492	$606
Expected return on plan assets	(703)	(675)	(895)
Amortization of prior service cost due to curtailment	21	15	—
Recognized net loss due to settlement	208	132	34
Recognized net actuarial loss	124	122	—
Net periodic benefit cost	$109	$86	$(255)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net (gain) loss	$(1,518)	$(886)	$2,805
Prior service cost	—	—	135
Amortization of prior service cost	(21)	(15)	—
Total recognized in other comprehensive income (loss)	$(1,539)	$(901)	$2,940
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(1,430)	$(815)	$2,685

(dollars in thousands)	2013	2012	2011
Weighted average assumptions for benefit obligation at end of year
Discount rate	4.35%	4.00%	4.50%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions for net periodic pension cost at end of year
Discount rate	4.00%	4.50%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	4.00%
Expected future interest crediting rate	3.00%	3.00%	3.00%
Accumulated Benefit Obligation	$10,263	$11,205	$11,554

Expected Long-Term Rate of Return on Assets

In consultation with its investment advisors and actuary, the Company’s plan sponsor selects the expected long-term rate of return on assets assumption. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed, especially with respect to real rates of return (net of inflation), for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience that may not continue over the measurement period, with higher significance placed on current forecasts of future long-term economic conditions. The discount rate used to calculate funding requirements and benefit expense was 4.00%, 4.50% and 5.50% in 2013, 2012 and 2011, respectively.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further, solely for this purpose, the plan is assumed to continue in force and not terminate during the period during which the assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated with periodic cost). The Company made no contributions to the pension plan during 2013, 2012 and 2011. The Company has not determined at this time how much, if any, contributions to the plan will be for the year ending December 31, 2014.

Fair value is discussed in detail in Note 19. The fair value of the Company’s pension plan assets at December 31, 2013 and 2012, by asset category are as follows:

Assets Measured at Fair Value at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
	(dollars in thousands)
Assets
Cash and due from broker	$21	$—	$—	$21
Equity mutual funds(1)	7,573	—	—	7,573
Fixed income mutual funds(2)	2,406	—	—	2,406
Total assets at fair value	$10,000	$—	$—	$10,000

Assets Measured at Fair Value at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
	(dollars in thousands)
Assets
Cash and due from broker	$18	$—	$—	$18
Equity mutual funds(1)	7,106	—	—	7,106
Fixed income mutual funds(2)	2,389	—	—	2,389
Total assets at fair value	$9,513	$—	$—	$9,513

(1)
This category includes investments in mutual funds focused on equity securities with a diversified portfolio and includes investments in large cap and small cap funds, growth funds, international focused funds and value funds. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

(2)
This category includes investments in mutual funds focused on fixed income securities with both short-term and long-term investments. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

The pension plan’s weighted-average asset allocations as of December 31, 2013 and 2012, by asset category are as follows:

	Plan Assets as of December 31,
	2013	2012
Asset Category
Mutual Funds – Fixed Income	24%	25%
Mutual Funds – Equity	76%	75%
Total	100%	100%

The Company believes that the trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 25% fixed income and 75% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the Plan’s investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Company’s Trustee to administer the investments of the Trust within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the Trust. There is no Company common stock included in the Plan assets.

Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(dollars in thousands)
2014	$455
2015	641
2016	854
2017	1,127
2018	1,022
Years 2019 – 2023	3,195
Total	$7,294

401(k) Plan

The Company maintains a defined contribution 401(k) profit sharing plan (the “401(k) Plan”). The 401(k) Plan allows for a maximum voluntary salary deferral up to the statutory limitations. All employees who have completed three calendar months of employment with the Company are eligible to participate on the first day of the fourth month following hire, after meeting eligibility requirements. The 401(k) Plan provides for a matching contribution, which equals 100% of the first 3% of the employee’s contributions and 50% of the next 3% of the employee’s contributions. At the option of the Compensation Committee, the Company may make an additional discretionary contribution after the end of each year to employees not previously grandfathered in the Pension Plan in an amount equal to 3% of the employee’s compensation (as described in plan documents). For matching and discretionary employer contributions, an employee is 100% vested after two years of service. The amounts charged to expense under the 401(k) Plan were $445 thousand, $411 thousand and $399 thousand for the years ended December 31, 2013, 2012 and 2011, respectively. The Company does not offer its stock as an investment option under the 401(k) Plan.

Deferred Compensation Plan

The Company has a Supplemental Executive Retirement Plan which is unfunded and maintained primarily for the purpose of providing deferred compensation for a select group of management or highly compensated employees. As of December 31, 2013, the Company has entered into a deferred supplemental compensation agreement with only its Chief Executive Officer. Full vesting of benefits under the supplemental agreement occurs only at age 67, with partial vesting of approximately 5% for each year of service after age 52. Under the supplemental agreement, benefits are to be paid in equal monthly installments over a 15 year period. There is no pre-retirement benefit, but a beneficiary can be named to receive the remaining payments for the 15 year period after benefits have commenced. The deferred compensation expense for 2013, 2012 and 2011, based on the present value of the retirement benefits, was $105 thousand, $91 thousand and $68 thousand, respectively.